Related Party Transactions (Details) - Schedule of names of related parties and relationship	12 Months Ended
Dec. 31, 2022
Koh Sih-Ping (Note) [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship [Line Items]
Relationship with the Company	Other related party
Origin Rise Limited (Note) [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship [Line Items]
Relationship with the Company	Other related party
Asteria Corporation [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship [Line Items]
Relationship with the Company	Director of the Company